Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries

As of March 31, 2026, the Company’s subsidiaries are detailed in the table as follows:

Name of Company	Place of incorporation	Attributable equity interest %	Issued capital
Grande Capital Limited	Hong Kong	100	HK$	12,000,000
China CreateAlliance Holdings Limited	BVI	51		$100
Wicens International Securities Limited (formerly known as Grande Securities Limited)	Hong Kong	51	HK$	5,000,100
Proplus Company Limited	BVI	100		$1
Grande Consulting Limited (formerly known as Harvest Group Limited)	Hong Kong	100	HK$	100,000
Shenzhen Zhenjing Investment Consulting Co., Ltd.	Chinese Mainland	100	RMB	1,000,000
Sparkward Holding Limited	BVI	100		$1
Grande Digital Ventures Limited	Hong Kong	100	HK$	1

Schedule of Year-End and Year-Average Exchange Rates	The year-end and year-average exchange rates are as follows:
	March 31,
	2026		2025		2024
	Year-end	Year-average	Year-end	Year-average	Year-end	Year-average
$: HK$	7.8000	7.8000	7.8000	7.8000	7.8000	7.8000
$: RMB	7.1000	7.1000	N/A	N/A	N/A	N/A

Schedule of Estimated Useful Lives of Leasehold Improvement and Equipment	The estimated useful lives of leasehold improvement and equipment are as follows:
Leasehold improvement	the lesser of useful life or term of lease
Office equipment and others	4 years